Note 6 - Restricted Net Assets	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Restricted Assets Disclosure [Text Block]
6.	Restricted net assets

As a result of PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of
December 31, 2017
and
June 30, 2018,
amounts restricted were the net assets of the Company’s PRC subsidiaries, which amounted to
$2,399
and
nil,
respectively.